Accrued Expense and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Compensation	$ 4,222		$ 2,830	$ 2,875
Marketing services	348		109	949
Distribution agreements and managed care costs	2,856	$ 1,672	1,330	959
Professional fees	899		926	291
Franchise taxes	27		53	52
Travel expenses	128		157	53
Manufacturing expenses	103		260	89
Other accruals	176		133	264
Total accrued expenses and other current liabilities	$ 9,324		$ 5,798	$ 5,532